NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit		$ (209,756)	$ (193,065)	$ (209,756)
PellePharm, Inc. [Member] | Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment paid	$ 4,700
PellePharm, Inc. [Member] | Asset Purchase Agreement [Member] | Development And Nda Acceptance Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments	6,000
PellePharm, Inc. [Member] | Asset Purchase Agreement [Member] | Commercial Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments	$ 64,000
Description of upfront payment	(i) $4 million was paid upon closing and (ii) $0.7 million will be paid, subject to the terms as defined in the Agreement, 15 months from the closing date.
Increase in sales milestone amount due to sales exceed dollar 500 million	$ 89,000